INVENTORIES	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
INVENTORIES
INVENTORIES

	December 31, 2019	December 31, 2018
Finished goods	$68.2	$60.7
Ore stockpiles	68.9	27.3
Mine supplies	171.4	186.7
	308.5	274.7
Non-current ore stockpiles	223.2	202.9
	$531.7	$477.6

For the year ended December 31, 2019, the Company recognized a net realizable value reversal in ore stockpiles amounting to $15.8 million (December 31, 2018 - write-down of $1.0 million).
For the year ended December 31, 2019, the Company recognized a write-down in mine supplies inventories amounting to $3.5 million (December 31, 2018 - $3.9 million).
For the year ended December 31, 2019, the Company recognized $16.3 million and $13.2 million, respectively, in Cost of sales for costs related to operating below normal capacity at Westwood (December 31, 2018 - $nil) and Rosebel (December 31, 2018 - $nil).